Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
1.	Basis of Presentation and General Information

EuroDry Ltd. (the “Company” or “EuroDry”) was formed by Euroseas Ltd. (“Euroseas” or “former Parent Company”) on January 8, 2018 under the laws of the Republic of the Marshall Islands to serve as the holding company of seven subsidiaries (the “Subsidiaries”) contributed by Euroseas to EuroDry in connection with the spin-off of Euroseas’ drybulk vessels held for use as of December 31, 2017 (the “Spin-off”). On May 30, 2018, Euroseas contributed these Subsidiaries to EuroDry in exchange for 2,254,830 common shares in EuroDry, which Euroseas distributed to holders of Euroseas common stock on a pro rata basis. Further, on May 30, 2018 Euroseas distributed shares of the Company’s Series B Preferred Stock (the “EuroDry Series B Preferred Shares”) to holders of Euroseas’ Series B Preferred Shares, representing 50% of Euroseas Series B Preferred Stock. EuroDry’s common shares trade on the Nasdaq Capital Market under the ticker symbol “EDRY”.

The operations of the vessels are managed by Eurobulk Ltd. (“Eurobulk” or “Manager”) and Eurobulk (Far East) Ltd. Inc. (“Eurobulk FE”), collectively the “Managers”, corporations controlled by members of the Pittas family.  Eurobulk has an office in Greece located at 4 Messogiou & Evropis Street, Maroussi, Greece; Eurobulk FE has an office at Manilla, Philippines Suite 1003, 10th Floor Ma. Natividad Building, 470 T.M. Kalaw cor. Cortada Sts., Ermita. Both provide the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services, while Eurobulk also provides executive management services, in consideration for fixed and variable fees (see Note 6).

The Pittas family is the controlling shareholder of Friends Dry Investment Company Inc., Family United Navigation Co. and Ergina Shipping Ltd. which, in turn, own 47.6% of the Company’s shares as of December 31, 2023. Mr. Aristides J. Pittas is the Chairman and Chief Executive Officer of the Company and Euroseas.

As of  December 31, 2023, the Company had a working capital deficit of $1.3 million, partly due to a balloon payment on the Company’s long-term debt. For the year ended  December 31, 2023, the Company reported a net loss of $3.3 million, a net loss attributable to controlling shareholders of $2.9 million and generated net cash from operating activities of $11.8 million. The Company’s cash balance amounted to $8.0 million, while cash in restricted and retention accounts amounted to $6.1 million as of  December 31, 2023. The Company intends to fund its working capital requirements via cash on hand and cash flows from operations. In the event that these sources are not sufficient, the Company  may also use funds from debt refinancing, debt balloon payment refinancing, proceeds from its on-going at-the-market offering and other equity offerings and sell vessels (where equity and liquidity will be released), if required, among other options. The Company believes it will have adequate funding through the sources described above and, accordingly, it believes it has the ability to continue as a going concern and finance its obligations as they come due over the next twelve months following the date of the issuance of these financial statements. Consequently, the consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

The Company is engaged in the ocean transportation of dry bulk through ownership and operation of dry bulk ship-owning companies. Details of the Company’s wholly or partly owned controlled subsidiaries for the year ended December 31, 2023 are set out below:

100% interest in subsidiaries

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Pantelis Shipping Corp., incorporated in the Republic of Liberia on December 4, 2009, owner of the Liberian flag 74,020 DWT bulk carrier M/V “Pantelis” which was built in 2000 and acquired on July 23, 2009. The vessel was sold on October 17, 2022.

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Eirini Shipping Ltd., incorporated in the Republic of Liberia on February 2, 2014, owner of the Liberian flag 76,466 DWT bulk carrier M/V “Eirini P” which was built in 2004 and acquired on May 26, 2014.

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Ultra One Shipping Ltd., incorporated in the Republic of Liberia on November 21, 2013, owner of Liberian flag 63,500 DWT bulk carrier M/V “Alexandros P.”. M/V “Alexandros P”, which was a new build, was delivered on January 16, 2017.

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Kamsarmax One Shipping Ltd., incorporated in the Republic of the Marshall Islands on April 4, 2014, owner of the Marshall Islands flag 82,000 DWT bulk carrier M/V “Xenia”. M/V “Xenia”, which was a new build, was delivered on February 25, 2016.

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Kamsarmax Two Shipping Ltd., incorporated in the Republic of the Marshall Islands on April 4, 2014, owner of the Marshall Islands flag 82,000 DWT bulk carrier M/V “Ekaterini”. M/V “Ekaterini”, which was a new build, was delivered on May 7, 2018.

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Areti Shipping Ltd., incorporated in the Republic of the Marshall Islands on November 15, 2016, owner of the Cypriot flag 75,100 DWT bulk carrier M/V “Tasos” which was built in 2000 and acquired on January 9, 2017.

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Light Shipping Ltd., incorporated in the Republic of the Marshall Islands on November 6, 2018, owner of the Cypriot flag 75,845 DWT bulk carrier M/V “Starlight” which was built in 2004 and acquired on November 30, 2018.

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Blessed Luck Shipowners Ltd., incorporated in the Republic of Liberia on May 6, 2021, owner of Liberian flag 76,704 DWT bulk carrier M/V “Blessed Luck.”, which was built in 2004, and acquired on May 28, 2021.

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Good Heart Shipping Ltd., incorporated in the Republic of Liberia on August 13, 2021, owner of Liberian flag 62,996 DWT bulk carrier M/V “Good Heart”, which was built in 2014 and acquired on September 22, 2021.

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Molyvos Shipping Ltd., incorporated in the Republic of the Marshall Islands on January 11, 2022, owner of the Marshall Islands flag 57,924 DWT bulk carrier M/V “Molyvos Luck”, which was built in 2014 and acquired on February 11, 2022.

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Santa Cruz Shipowners Ltd., incorporated in the Republic of Liberia on April 6, 2022, owner of the Liberian flag 76,440 DWT bulk carrier M/V “Santa Cruz”, which was built in 2005 and acquired on April 20, 2022.

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Yannis Navigation Ltd., incorporated in the Republic of the Marshall Islands on September 12, 2023, owner of the Marshall Islands flag 63,177 DWT bulk carrier M/V “Yannis Pittas”, which was built in 2014 and acquired on October 10, 2023.

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Ultra Limited Partner Ltd., incorporated in the Republic of the Marshall Islands on September 27, 2023, owner of 60% of the Marshall Islands companies Christos Ultra LP. and Maria Ultra LP (refer below).

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Ultra General Partner Ltd. incorporated in the Republic of the Marshall Islands on September 27, 2023, owner of 1% of the Marshall Islands companies Christos Ultra LP. and Maria Ultra LP (refer below).

61% interest in subsidiaries

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Christos Ultra LP., incorporated in the Republic of the Marshall Islands on September 11, 2023, owner of the Marshall Islands flag 63,197 DWT bulk carrier M/V “Christos K”, which was built in 2015 and acquired on October 25, 2023.

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Maria Ultra LP., incorporated in the Republic of the Marshall Islands on September 11, 2023, owner of the Marshall Islands flag 63,153 DWT bulk carrier M/V “Maria”, which was built in 2015 and acquired on November 6, 2023.

The following charterers individually accounted for more than 10% of the Company’s revenues as follows:

	Year ended December 31,
Charterer	2021	2022	2023
Amaggi Europe B.V.	15%	11%	17%
Tongli Shipping PTE Ltd.	11%	12%	16%
Quadra Commodities S.A.	27%	13%	-
OLAM Group	-	13%	-
Ultrabulk A/S	19%	11%	-